Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Oil and natural gas revenues, net of royalties (Note 7)	$ 50,597	$ 37,560
Other income	2	46
Total revenue	50,599	37,606
Expenses
Production and operating expenses	5,895	4,904
Depletion, depreciation and amortization (Notes 9,10)	15,009	7,581
General and administrative expenses	4,243	3,494
Stock based compensation (Note 15)	790	277
Total expenses	25,937	16,256
Finance income
Unrealized gain on risk management contracts (Note 6)	1,813	461
Interest income		3
Total finance income	1,813	464
Finance expense
Interest on loans and borrowings	2,263	1,070
Realized loss on risk management contracts (Note 6)	1,379	4,050
Accretion	80	31
Interest on lease liability	103	3
Foreign exchange loss	11	17
Total finance expense	3,836	5,171
Net income before income taxes	22,639	16,643
Income tax expense	(3,359)
Net income and comprehensive income	$ 19,280	$ 16,643
Basic net income per share (Note 13)	$ 0.54	$ 0.47
Diluted net income per share (Note 13)	$ 0.53	$ 0.46